AMOUNTS DUE TO RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2024
Amounts Due To Related Parties
SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES

Amounts due to related parties consisted of the following:

	As of Dec 31, 2023	As of Dec 31, 2024
	S$’000	S$’000
Due to related parties*
- Ten-League Corporations Pte Ltd(1)	14,016	12,353
- Ten-League Green Energy Pte Ltd(2)	-	577
	14,016	12,930

(1)	Ultimate holding company
(2)	100% owned by Tel-League Corporations Pte Ltd
*	The amounts are unsecured, interest-free and repayable on demand.